SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) (RSUs [Member])	12 Months Ended
Dec. 31, 2013
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at the beginning of year
Granted	200,000
Vested
Forfeited
Outstanding at the end of year	200,000